Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Securities
Amortized cost	$ 98,456	$ 49,970	$ 48,708
Loans
Consumer instalment and other personal	79,080	77,164	70,780
Credit cards	8,050	8,103	7,342
Business and government	262,253	239,809	248,752
Deposits	704,949	685,631	672,500
Securitization and structured entities' liabilities	25,158	25,486	25,610
Subordinated Debt	8,481	6,893	$ 7,276
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	98,456	49,970
Loans
Residential mortgages	137,284	135,653
Consumer instalment and other personal	78,572	76,627
Credit cards	7,815	7,827
Business and government	254,412	233,066
Loans net of allowance for loan losses	478,083	453,173
Deposits	679,968	662,827
Securitization and structured entities' liabilities	23,995	24,631
Subordinated Debt	8,481	6,893
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	96,958	49,810
Loans
Residential mortgages	136,564	135,461
Consumer instalment and other personal	78,561	76,791
Credit cards	7,815	7,827
Business and government	254,689	233,670
Loans net of allowance for loan losses	477,629	453,749
Deposits	680,224	663,558
Securitization and structured entities' liabilities	24,002	24,809
Subordinated Debt	$ 8,615	$ 7,087